Stockholders Equity	3 Months Ended
Sep. 30, 2024
Stockholders Equity
Stockholders' Equity

Note 12 - Stockholders’ Equity

Common Stock

The Company issued 45,000 shares of common stock to former CFO Christopher Mulgrew on July 15, 2024 for cashless conversion of stock options.

Stock Options

Transactions in stock options for the three months ended September 30, 2024 are as follows:

		Weighted	Weighted average
	Number of	average	remaining life
	options	exercise price	(in years)
Outstanding, June 30, 2024	377,600	0.92	2.76
Granted	-	-	-
Cancelled	-	-	-
Exercised	(45,000)	-	-
Exercisable, September 30, 2024	332,600	$0.98	$2.49

During the three months ended September 30, 2024, the Company had not granted any stock options. And all stock options were vested at the fiscal year end June 30, 2023.

At September 30, 2024, the intrinsic value of the outstanding options was $0.